Collection Period Ended 31-Jul-2013
Principal
Note
Payment
Factor
0.00
0.000000
0.00
0.000000
3,385,813.52
0.000000
7,909,139.30
0.883380
11,294,952.82
Interest & Principal
Payment
0.00
0.00
3,389,820.07
8,030,084.97
$11,419,905.04
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report
Amounts in USD
Dates
Collection Period No.
39
Collection Period (from... to)
1-Jul-2013
31-Jul-2013
Determination Date
13-Aug-2013
Record Date
14-Aug-2013
Distribution Date
15-Aug-2013
Interest Period of the Class A-1 Notes (from... to)
15-Jul-2013
15-Aug-2013           Actual/360 Days
31
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Jul-2013
15-Aug-2013
30/360 Days
30
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
280,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
220,000,000.00
0.00
0.00
0.000000
Class A-3 Notes
425,000,000.00
3,385,813.52
0.00
7.966620
Class A-4 Notes
67,820,000.00
67,820,000.00
59,910,860.70
116.619571
Total Note Balance
992,820,000.00
71,205,813.52
59,910,860.70
Overcollateralization
103,010,874.91
54,791,543.75
54,791,543.75
Adjusted Pool Balance
1,095,830,874.91
125,997,357.27
114,702,404.45
Yield Supplement Overcollateralization Amount
54,176,014.97
5,018,104.78
4,501,444.39
Pool Balance
1,150,006,889.88
131,015,462.05
119,203,848.84
Amount
Percentage
Initial Overcollateralization Amount
103,010,874.91
9.40%
Target Overcollateralization Amount
54,791,543.75
47.77%
Current Overcollateralization Amount
54,791,543.75
47.77%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Class A-1 Notes
0.309120%
0.00
0.000000
0.000000
Class A-2 Notes
0.700000%
0.00
0.000000
0.000000
Class A-3 Notes
1.420000%
4,006.55
0.009427
7.976047
Class A-4 Notes
2.140000%
120,945.67
1.783333
118.402904
Total
$124,952.22
Available Funds
Distributions
Principal Collections
11,721,059.16
(1) Total Servicing Fee
109,179.55
Interest Collections
447,124.84
Nonrecoverable Advances to the Servicer
0.00
Net Liquidation Proceeds
21,171.01
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
83,188.90
(3) Interest Distributable Amount Class A Notes
124,952.22
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Investment Earnings
67.97
(6) Regular Principal Distributable Amount
11,294,952.82
Available Collections
12,272,611.88
(7) Additional Servicing Fee and Transition Costs
0.00
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
12,272,611.88
(9) Excess Collections to Certificateholders
743,527.29
Total Distribution
12,272,611.88
Distribution Detail
Due
Paid
Shortfall
Total Servicing Fee
109,179.55
109,179.55
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
124,952.22
124,952.22
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
4,006.55
4,006.55
0.00
thereof on Class A-4 Notes
120,945.67
120,945.67
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
11,294,952.82
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
124,952.22
124,952.22
0.00
0.00
Reserve Fund and Investment Earnings
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
11,294,952.82
Reserve Fund
Reserve Fund Required Amount
2,739,577.19
Reserve Fund Amount - Beginning Balance
2,739,577.19
Aggregate Principal Distributable Amount
11,294,952.82
11,294,952.82
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
14.18
minus Net Investment Earnings
14.18
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
2,739,577.19
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
14.18
38,540
Net Investment Earnings on the Collection Account
53.79
Investment Earnings for the Collection Period
67.97
12,737
Principal Collections
8,211,037.14
Notice to Investors
Pool Statistics
Pool Data
Amount
Number of Receivables
Cutoff Date Pool Balance
1,150,006,889.88
Principal Collections attributable to Full Pay-offs
3,510,022.02
Principal Purchase Amounts
0.00
Principal Gross Losses
Pool Balance beginning of Collection Period
131,015,462.05
90,554.05
Pool Balance end of Collection Period
119,203,848.84
12,128
Pool Factor
10.37%
Number of Receivables
As of Cutoff Date
Current
Weighted Average APR
4.06%
3.90%
Weighted Average Number of Remaining Payments
50.23
17.55
Percentage
Current
117,602,819.14
11,990
98.66%
Weighted Average Seasoning (months)
11.89
48.58
Delinquency Profile *
Amount
31-60 Days Delinquent
1,137,656.07
96
0.95%
61-90 Days Delinquent
313,334.14
28
0.26%
20,976.89
91-120 Days Delinquent
150,039.49
14
0.13%
Total
119,203,848.84
12,128
100.00%
Principal Net Losses
-12,920.19
Cumulative Principal Net Losses
4,282,642.13
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
90,554.05
Principal Net Liquidation Proceeds
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.372%
Principal Recoveries
82,497.35